SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

22. SUBSEQUENT EVENTS

In preparing the condensed consolidated financial statements through the June 30, 2024, the Company has evaluated subsequent events for recognition and disclosure through January 16th, 2024, the date that these condensed consolidated financial statements and accompanying notes were available for issuance.

On August 8, 2024, the Company granted additional share-based awards to new directors. The total number of options granted rises to 3,700 in the form cash-settled stock options, referred to as “phantom options”.

On January 14, the Company received a delinquency letter (the “Letter”) from the Listing Qualifications Department of The Nasdaq Stock Market (“Nasdaq”) notifying the Company that it is not in compliance with Nasdaq’s Listing Rule 5250(c)(2) due to the Company’s failure to file its interim financial statements for the period ended June 30, 2024, on Form 6-K with the Securities and Exchange Commission. Pursuant to Nasdaq Listing Rule 5250(c)(2), the Company was required to file its interim financials no later than six months following the end of its second quarter ended June 30, 2024, or December 31, 2024. The Letter received from Nasdaq has no immediate effect on the listing or trading of the Company’s ordinary shares and warrants. The Company will regain compliance upon the filing of these condensed consolidated financial statements on Form 6-K.

On January 15, 2025, the Company entered into a binding agreement for the sale of a wholly owned subsidiary to a third party for total consideration of $10,000.